EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Short Term Real Return Fund (the “Fund”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2013 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 128 (“Amendment No. 128”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 128 was filed electronically with the Commission (Accession No. 0000940394-13-000301) on February 27, 2013.

EATON VANCE SPECIAL INVESTMENT TRUST

on behalf of Eaton Vance Short Term Real Return Fund

By:  /s/ Maureen A. Gemma

        Maureen A. Gemma, Secretary

Date: March 4, 2013

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